Basis of preparation of the consolidated financial statements (Policies)	6 Months Ended
Jun. 30, 2022
Basis of preparation of the consolidated financial statements
Accounting principles applied in the interim financial statements

The accounting principles applied for the consolidated financial statements at June 30, 2022, are consistent with those used for the financial statements at December 31, 2021. Since January 1, 2020, the Company has early adopted the amendments to IFRS 7 and IFRS 9 relating to the interest rate benchmark reform phase II. In particular, these amendments allow to maintain the hedge accounting qualification of interest rate derivatives.